GEOGRAPHIC INFORMATION - Revenue from external customers by geographic areas (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 20,029	$ 3,143	¥ 18,327	¥ 35,716
The Greater China
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	18,423		17,019	31,256
Others
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 1,606		¥ 1,308	¥ 4,460